Cover	Oct. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2025
Entity File Number	001-34474
Entity Registrant Name	Century Aluminum Company
Entity Central Index Key	0000949157
Entity Tax Identification Number	13-3070826
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One South Wacker Drive
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	696-3101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CENX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false